MERRILL LYNCH
TECHNOLOGY
FUND, INC.








FUND LOGO








Quarterly Report

June 30, 1997





This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Technology Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH TECHNOLOGY FUND, INC.


Portfolio
Information
As of 6/30/97


Ten Largest Holdings                      Percent of
Represented in the Portfolio              Net Assets

Creative Technology Ltd.                    20.6%
Bay Networks, Inc.                           8.3
Oracle Corporation                           5.2
Integrated Device Technology, Inc.           4.6
Cypress Semiconductor Corporation            4.5
Acclaim Entertainment, Inc.                  3.8
Tellabs, Inc.                                3.6
Microsoft Corporation                        3.2
PMC-Sierra, Inc.                             1.2
Cybercash, Inc.                              1.0


Industries Represented                    Percent of
in the Portfolio                          Net Assets

Microcomputer Peripherals                   20.6%
Internetworking                              8.3
Semiconductors--Logic                        5.8
Application Development Software             5.2
Semiconductors--Memory                       4.5
Educational/Entertainment Software           3.8
Communications Equipment                     3.6
Computer Software                            3.2
Internet Software                            1.0
Semiconductor Capital Equipment              0.2

Officers and
Directors


Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
James K. Renck, Vice President and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
The Chase Manhattan Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



DEAR SHAREHOLDER

Merrill Lynch Technology Fund, Inc. made money in the June quarter. For the three months ended June 30, 1997, total returns for Class A, Class B, Class C and Class D Shares were +14.79%, +14.52%, +14.37% and +14.85%, respectively. For the six months ended June 30, 1997, total returns for Class A, Class B, Class C and Class D Shares were +16.87%, +16.18%, +16.04% and +16.70%, respectively. For the 12 months ended June 30, 1997, total returns for Class A, Class B, Class C and Class D Shares were +31.55%, +29.91%, +30.02% and +31.03%, respectively. (Complete performance results, including average annual total returns, can be found on pages 3--5 of this report to shareholders.)

In our March 31, 1997 shareholders' letter we stated that the Fund's 30% cash position was reinvested and that we were optimistic. We noted that the steep price declines in software and communications stocks in the March quarter had created new investment opportunities, but that semiconductor and semiconductor capital equipment stocks would continue to represent the majority of the Fund's investments for several reasons. First, business at the margin continues to improve. Second, semiconductor companies are reporting further order improvements, and many are just beginning to exceed consensus earnings expectations. Third, operating leverage at many companies is substantial. Finally, the direction of change in return on equity for most companies is positive and the magnitude of improvement is potentially substantial.

Technology stocks, particularly semiconductor stocks, rallied sharply during May. The Fund appreciated approximately 25 percentage points in about two--three weeks. We believed this appreciation discounted much of the positive news on a short-term basis. Therefore, we decided to realize some profits. To our surprise and to the surprise of most semiconductor companies, semiconductor orders softened more than expected during May, meaning most companies were unlikely to exceed consensus earnings estimates by a wide margin in the June quarter. A number of companies, including Intel Corp., Seagate Technology Inc., and Gateway 2000 Inc., warned investors that revenues and earnings would fall short of expectations. Business in Europe, in particular, was cited by many technology companies' managements as being weaker than expected. Growth in the personal computer industry also slowed more than expected, although Dell Computer Corp. and Compaq Computer Corp. were clearly taking market share. Given that the seasonally slow summer months were still ahead of us, we raised the cash position to approximately 42% of net assets by the end of June.

By mid-July, we had reinvested virtually the entire cash position. We believed that as companies reported earnings in July, they would speak positively about the potential for accelerating earnings by the December quarter. Most companies did just that, while lowering expectations for the September quarter. Technology stocks reacted positively, and the Fund's year-to-date returns exceeded 30% by late July.

In Conclusion
We thank you for your continued investment in Merrill Lynch
Technology Fund, Inc., and we look forward to reporting to you again in our upcoming semi-annual report to shareholders.

Sincerely,

(Arthur Zeikel)
Arthur Zeikel
President




(James K. Renck)
James K. Renck
Vice President and
Portfolio Manager


August 8, 1997



PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance
Summary--
Class A Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed       Dividends Paid*       % Change**
4/27/92--12/31/92          $3.83       $4.90                --                 $0.337            +37.05%
1993                        4.90        4.50              $0.002                1.411            +22.44
1994                        4.50        5.24                --                  0.442            +26.63
1995                        5.24        5.20                --                  0.320            + 5.86
1996                        5.20        4.98               0.197                0.246            + 4.34
1/1/97--6/30/97             4.98        5.82                --                   --              +16.87
                                                          ------               ------
                                                    Total $0.199         Total $2.756

                                                         Cumulative total return as of 6/30/97: +174.30%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


PERFORMANCE DATA (concluded)

Performance
Summary--
Class B Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed       Dividends Paid*       % Change**
4/27/92--12/31/92          $3.83       $4.87                --                 $0.337            +36.29%
1993                        4.87        4.43              $0.002                1.374            +20.89
1994                        4.43        5.14                --                  0.405            +25.50
1995                        5.14        5.04                --                  0.320            + 4.81
1996                        5.04        4.82               0.197                0.181            + 3.17
1/1/97--6/30/97             4.82        5.60                --                   --              +16.18
                                                          ------               ------
                                                    Total $0.199         Total $2.617

                                                         Cumulative total return as of 6/30/97: +159.77%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class C Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed       Dividends Paid*       % Change**
10/21/94--12/31/94         $5.75       $5.12                --                 $0.364            - 4.39%
1995                        5.12        5.02                --                  0.320            + 4.83
1996                        5.02        4.80              $0.197                0.177            + 3.12
1/1/97--6/30/97             4.80        5.57                --                   --              +16.04
                                                          ------               ------
                                                    Total $0.197         Total $0.861

                                                          Cumulative total return as of 6/30/97: +19.93%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class D Shares
                           Net Asset Value            Capital Gains
Period Covered           Beginning    Ending           Distributed       Dividends Paid*     % Change**
10/21/94--12/31/94         $5.88       $5.24                --                 $0.370            - 4.37%
1995                        5.24        5.19                --                  0.320            + 5.67
1996                        5.19        4.97              $0.197                0.231            + 4.06
1/1/97--6/30/97             4.97        5.80                --                   --              +16.70
                                                          ------               ------
                                                    Total $0.197         Total $0.921

                                                          Cumulative total return as of 6/30/97: +22.72%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.

Recent
Performance
Results*
                                                                                    12 Month    3 Month
                                                 6/30/97    3/31/97     6/30/96     % Change    % Change
Class A Shares                                    $5.82      $5.07       $4.82       +25.56%(1)  +14.79%
Class B Shares                                     5.60       4.89        4.65       +25.38(1)   +14.52
Class C Shares                                     5.57       4.87        4.62       +25.54(1)   +14.37
Class D Shares                                     5.80       5.05        4.81       +25.39(1)   +14.85
Class A Shares--Total Return                                                         +31.55(2)   +14.79
Class B Shares--Total Return                                                         +29.91(3)   +14.52
Class C Shares--Total Return                                                         +30.02(4)   +14.37
Class D Shares--Total Return                                                         +31.03(5)   +14.85

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.197 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.246 per share ordinary income dividends and $0.197 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.181 per share ordinary income dividends and $0.197 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.177 per share ordinary income dividends and $0.197 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.231 per share ordinary income dividends and $0.197 per share capital gains distributions.


Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/97                        +31.55%        +24.65%
Five Years Ended 6/30/97                  +21.30         +20.00
Inception (4/27/92) through 6/30/97       +21.53         +20.27

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/97                        +29.91%        +25.91%
Five Years Ended 6/30/97                  +20.05         +20.05
Inception (4/27/92) through 6/30/97       +20.26         +20.26

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Year Ended 6/30/97                        +30.02%        +29.02%
Inception (10/21/94) through 6/30/97      + 6.99         + 6.99

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/97                        +31.03%        +24.15%
Inception (10/21/94) through 6/30/97      + 7.91         + 5.76

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


SCHEDULE OF INVESTMENTS
                                      Shares                                                                       Percent of
COUNTRY      Industries                Held                Stocks                          Cost          Value     Net Assets
United       Application             730,000  Oracle Corporation                     $   33,510,970   $   36,728,125    5.2%
States       Development Software

             Communications          450,000  Tellabs, Inc.                              20,548,130       25,087,500    3.6
             Equipment

             Computer Software       175,000  Microsoft Corporation                      16,759,685       22,126,563    3.2

             Educational/          6,480,000  Acclaim Entertainment, Inc.               103,211,387       26,730,000    3.8
             Entertainment
             Software

             Internet Software       607,600  Cybercash, Inc.                            32,900,716        6,835,500    1.0

             Internetworking       2,198,000  Bay Networks, Inc.                         50,678,347       58,384,375    8.3

             Microcomputer         8,593,150  Creative Technology Ltd.                  120,349,439      143,935,262   20.6
             Peripherals

             Semiconductor            25,000  KLA-Tencor Corporation                      1,200,000        1,218,750    0.2
             Capital Equipment

             Semiconductors--      3,088,500  Integrated Device Technology, Inc.         36,073,920       32,429,250    4.6
             Logic                   310,000  PMC-Sierra, Inc.                            6,336,256        8,098,750    1.2
                                                                                       ------------     ------------  ------
                                                                                         42,410,176       40,528,000    5.8

             Semiconductors--      2,161,900  Cypress Semiconductor Corporation          30,140,803       31,347,550    4.5
             Memory

                                              Total Investments in Stocks               451,709,653      392,921,625   56.2

SHORT-TERM                           Face
SECURITIES                          Amount              Issue

             Commercial Paper*   $37,000,000  Associates Corp. of North America,
                                              6.15% due 7/01/1997                        37,000,000       37,000,000    5.3
                                   2,000,000  Associates First Capital Corporation,
                                              5.49% due 7/01/1997                         2,000,000        2,000,000    0.3
                                  10,250,000  Falcon Asset Securitization Corp.,
                                              5.55% due 7/07/1997                        10,240,519       10,240,519    1.5
                                  35,000,000  GTE Corp., 5.59% due 7/08/1997             34,961,957       34,961,957    5.0
                                  37,000,000  General Electric Capital Corp.,
                                              6.15% due 7/01/1997                        37,000,000       37,000,000    5.3
                                  37,000,000  General Motors Acceptance Corp.,
                                              6.25% due 7/01/1997                        37,000,000       37,000,000    5.3
                                  25,000,000  International Securitization
                                              Corporation, 5.57% due 7/17/1997           24,938,111       24,938,111    3.6
                                  32,000,000  NYNEX Corporation, 5.535% due
                                              7/18/1997                                  31,916,360       31,916,360    4.6
                                                                                       ------------     ------------  ------
                                                                                        215,056,947      215,056,947   30.9

             US Government                    Federal Home Loan Mortgage Corp.:
             Agency               26,675,000    6% due 7/01/1997                         26,675,000       26,675,000    3.8
             Obligations*         50,000,000    5.43% due 7/14/1997                      49,901,958       49,901,958    7.1
                                                                                       ------------     ------------  ------
                                                                                         76,576,958       76,576,958   10.9

                                              Total Investments in Short-Term
                                              Securities                                291,633,905      291,633,905   41.8


             Total Investments                                                         $743,343,558      684,555,530   98.0
                                                                                       ============
             Other Assets Less Liabilities                                                                13,984,184    2.0
                                                                                                        ------------  ------
             Net Assets                                                                                 $698,539,714  100.0%
                                                                                                        ============  ======

             Net Asset Value:        Class A--Based on net assets of $244,296,120
                                              and 41,997,549 shares outstanding                         $       5.82
                                                                                                        ============
                                     Class B--Based on net assets of $394,322,095
                                              and 70,372,631 shares outstanding                         $       5.60
                                                                                                        ============
                                     Class C--Based on net assets of $20,288,141
                                              and 3,640,132 shares outstanding                          $       5.57
                                                                                                        ============
                                     Class D--Based on net assets of $39,633,358
                                              and 6,836,190 shares outstanding                          $       5.80
                                                                                                        ============

            *Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Company.



PORTFOLIO CHANGES


For the Quarter Ended June 30, 1997

Additions

*Amazon.com, Inc.
*Applied Materials, Inc.
*Ascend Communications, Inc.
 Bay Networks, Inc.
*Cisco Systems, Inc.
 Cypress Semiconductor Corporation
*Dell Computer Corp.
 KLA-Tencor Corporation
 Oracle Corporation
 PMC-Sierra, Inc.
*RF Micro Devices, Inc.
 Tellabs, Inc.


Deletions

 Adaptec, Inc.
 Altera Corporation
*Amazon.com, Inc.
 Analog Devices, Inc.
*Applied Materials, Inc.
*Ascend Communications, Inc.
 C-Cube Microsystems, Inc.
*Cisco Systems, Inc.
*Dell Computer Corp.
 Intel Corporation
 LSI Logic Corporation
 Linear Technology Corporation
 Micron Technology, Inc.
 National Semiconductor Corporation
 PairGain Technologies, Inc.
*RF Micro Devices, Inc.
 Teradyne, Inc.
 Texas Instruments, Inc.

[FN]
*Added and deleted in the same quarter.